OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
OTHER NON-CURRENT ASSETS [Abstract]
Components of other non-current assets
Other non-current assets comprised of the following:

(in thousands of $)	2021	2020
Oil derivative instrument (note 27)	127,480	540
Operating lease right-of-use-assets (1)	10,991	14,642
Other non-current assets (2)	3,672	12,729
	142,143	27,911

(1) Operating lease right-of-use-assets mainly comprise of our office leases.

(2) Included in “other non-current assets” for the year ended December 31, 2020 was the compensation of the debt guarantees provided to Hygo of $8.1 million. Following the completion of the Hygo Merger, the debt guarantees were terminated and replaced with a transition services agreement (note 14).